ACQUISITIONS - Narrative (Details) € in Millions, $ in Millions			1 Months Ended	6 Months Ended
	Jun. 20, 2024 EUR (€)	Jun. 20, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) plant	May 31, 2024 EUR (€)	May 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Number of production plants in europe | plant				2
Euler Hermes Re
Disclosure of detailed information about business combination [line items]
Consideration paid, net of cash acquired		$ 17
Cash and cash equivalents recognised as of acquisition date		161
Consideration paid (received)	€ 134	$ 144
Italpannelli
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €					€ 268
Consideration paid, net of cash acquired			$ (201)	$ (201)		$ 201
Cash and cash equivalents recognised as of acquisition date						$ 88
Revenue of combined entity as if combination occurred at beginning of period			11	32,588
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 2	$ 1,450